Equity Method Investments (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Summary of Equity Method Investments
Equity method investments are as follows (in thousands, except percentages):
	As of December 31,
	2019	2020
Dimension Energy LLC
Carrying value	$2,582	$1,857
Ownership percentage	23.7%	23.6%

Summary of Equity Method Investments Financial Information
Summarized financial information for the Company’s equity method investment is as follows:
Balance sheet (in thousands)
	As of December 31,
	2019	2020
Current assets	$4,466	$10,162
Non-current assets	13,123	9,045
Current liabilities	3,219	12,350
Non-current liabilities	14,344	9,723
Members’ equity (deficit)	25	(2,866)
Statement of operations (in thousands)
	Years Ended December 31
	2019	2020
Revenue	$—	$22,570
Gross profit	—	17,360
Income (loss) from operations	(3,413)	9,185
Net income (loss)	(2,987)	5,933
Share of earnings from equity method investment	(709)	1,399